Other Intangible Assets - Summary of Book Values of Largest Individual Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 17,202	£ 17,562	£ 18,776
Licences and franchises [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	7,331	7,658	£ 8,508
Licences and franchises [member] | Meningitis Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,363	2,450
Licences and franchises [member] | Dolutegravir [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,319	1,389
Licences and franchises [member] | Benlysta [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	905	965
Licences and franchises [member] | Fluarix FluLaval [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	274	321
Licences and franchises [member] | HIV assets acquired from BMS [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	277	277
Licences and franchises [member] | Selzentry [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	136	162
Licences and franchises [member] | Okairos technology platform [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	205	202
Licences and franchises [member] | Others products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 1,852	£ 1,892